Investment property (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Investment property
Opening amount			£ 13,836	£ 13,966
Depreciation charge	£ (32)	£ (33)	(64)	(65)
Closing amount	13,772	13,901	13,772	13,901
Cost / gross value
Investment property
Opening amount			19,769	19,769
Closing amount	19,769	19,769	19,769	19,769
Accumulated depreciation, amortization and impairment
Investment property
Opening amount			(5,933)	(5,803)
Closing amount	£ (5,997)	£ (5,868)	£ (5,997)	£ (5,868)